General and Administrative (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General and Administrative [Abstract]
Payroll and related expenses	[1]	$ 1,532	$ 815	$ 15
Share-based payments to service providers		452	59
Professional services		1,213	829	4
Directors fees and insurance		320	93
Travel expenses		65	36	2
Rent and office maintenance		38	90	4
Consultation fees to a related party			470
Other		133	235	1
Total general and administrative		$ 3,753	$ 2,627	$ 26

[1]	Includes Share-based payment of USD 905 and USD 346 in 2017 and 2016, respectively.